Consolidated Balance Sheets (Parenthetical) - $ / shares		12 Months Ended
	Jun. 28, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jun. 27, 2024	Jun. 01, 2023
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.003	$ 0.003	$ 0.003
Common stock, shares authorized	10,000,000,000	10,000,000,000	10,000,000,000		500,000,000
Common stock, shares issued		5,471,661	5,356,906
Common stock, shares outstanding		5,470,076	5,355,321
Treasury stock, common shares		1,585	1,585			1,585
Reverse stock split	1-for-30	1-for-30	1-for-30	1-for-30